LIABILITY UNDER LINE OF CREDIT	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
DESCRIPTION OF BUSINESS AND ORGANIZATION
NOTE 15. LIABILITY UNDER LINE OF CREDIT

In September 2018, the general manager of Changzhou Jufeel, signed a credit facility agreement on behalf of the Company in the amount of RMB12,052,100 (or $1,756,047) with Jiangnan Rural Commercial Bank with a three-year term from September 2018 to September 2021. He entered a written agreement with Changzhou Jufeel that the loan will be used for the Company’s operation needs. The credit facility was guaranteed by Changzhou Jufeel and the general manager’s spouse (sister of the Company’s CEO). In addition, one floor of the office in Changzhou Jufeel with the carrying value of $1,404,840 was pledged against the credit facility (see Note 16). At the end of September 2018, a loan with the principal amount of RMB6,000,000 (or $874,228) with and annual interest rate of 6% was borrowed by the general manager of Changzhou Jufeel from Jiangnan Rural Commercial Bank under this credit facility. The loan period was from September 2018 to September 2019. The proceeds from the loan was used to pay to a vendor of Changzhou Jufeel on its behalf in October 2018. In December 2018, due to the Company not being satisfied with the quality of the aloe powder, the purchase agreement was cancelled, and the vendor returned the RMB6,000,000 (or $874,228) to Changzhou Jufeel. The interest related to the loan has been paid by the general manager from October 2018 to June 2019 and accrued by the Company. Changzhou Jufeel will repay him all interest of the loan from the inception of the loan and Changzhou Jufeel shall return RMB 6,000,000 principal to him for payment to the bank at the expiration date of his loan with Jiangnan Rural Commercial Bank.

In September 2018, the general manager of Changzhou Jufeel, signed a credit facility agreement on behalf of the Company in the amount of RMB12,052,100 (or $1,756,047) with Jiangnan Rural Commercial Bank with a three-year term from September 2018 to September 2021. He entered a written agreement with Changzhou Jufeel that the loan will be used for the Companys operation needs. The credit facility was guaranteed by Changzhou Jufeel and the general managers spouse (sister of the Companys CEO). In addition, one floor of the office in Changzhou Jufeel with the carrying value of $1,404,840 was pledged against the credit facility (see Note 16). At the end of September 2018, a loan with the principal amount of RMB6,000,000 (or $874,228) with and annual interest rate of 6% was borrowed by the general manager of Changzhou Jufeel from Jiangnan Rural Commercial Bank under this credit facility. The loan period was from September 2018 to September 2019. The proceeds from the loan was used to pay to a vendor of Changzhou Jufeel on its behalf in October 2018. In December 2018, due to the Company not being satisfied with the quality of the aloe powder, the purchase agreement was cancelled, and the vendor returned the RMB6,000,000 (or $874,228) to Changzhou Jufeel. The monthly interest of $4,297 related to the loan has been paid by the general manager from October to December 2018 and accrued by the Company. Changzhou Jufeel will repay him all interest of the loan from the inception of the loan and Changzhou Jufeel shall return RMB 6,000,000 principal to him for payment to the bank at the expiration date of his loan with Jiangnan Rural Commercial Bank.